Short-Term and Long-Term Debts (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Short-Term and Long-Term Debts [Abstract]
Schedule of Future Maturities of Long-Term Debts

As of June 30, 2024, the future maturities of long-term debts are as below:

Years Ended December 31,	Principal Repayment
(Unaudited)
RMB
Remaining of 2024	1,930,000
2025	5,350,000
2026	6,890,000
2027	8,430,000
2028	9,970,000
Thereafter	130,670,063
Total	163,240,063
As of December 31, 2023, the future maturities of long-term debts are as below:
As of December 31,	RMB
2024	3,410,000
2025	4,630,000
2026	5,850,000
2027	7,070,000
2028	8,290,000
Thereafter	94,420,783
Total	123,670,783